Segment, Product and Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	$ 802,917	$ 691,789	$ 840,542
Segment operating income (loss)	59,235	30,672	72,725
Non operating income, net	183	2,195	12,769
Consolidated earnings before income taxes	59,418	32,867	85,494
Significant noncash items:
Share Based Compensation	1,186	1,818	1,929
Depreciation and amortization	13,756	14,164	14,592
Driver Ic [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	641,865	560,399	672,068
Segment operating income (loss)	92,010	59,506	92,290
Significant noncash items:
Share Based Compensation	542	1,206	1,341
Depreciation and amortization	3,685	3,591	3,449
Non-driver products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	161,052	131,390	168,474
Segment operating income (loss)	(32,775)	(28,834)	(19,565)
Significant noncash items:
Share Based Compensation	644	612	588
Depreciation and amortization	$ 10,071	$ 10,573	$ 11,143